Unaudited Interim Condensed Consolidated Statements of Financial Position - BRL (R$) R$ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Statement of financial position [abstract]
Cash and cash equivalents	R$ 5,478,020	R$ 3,863,395
Financial assets	36,031,913	32,933,941
Financial assets measured at fair value through profit or loss	73,069	71,451
Financial Investments	43,903	42,435
Derivative financial instruments	29,166	29,016
Financial assets measured at fair value through other comprehensive income	2,873,043	3,000,551
Financial Investments	2,873,043	3,000,551
Financial assets measured at amortized cost	33,085,800	29,861,939
Financial investments	2,813,277	2,891,089
Trade receivables	3,903,868	4,146,321
Consumer Loans	24,110,990	20,913,519
Other receivables	2,257,666	1,911,010
Prepaid expenses	233,013	273,755
Other assets	184,394	19,174
Tax assets	3,484,546	3,609,417
Current income tax assets	1,263,934	1,533,487
Deferred tax assets	2,220,612	2,075,930
Legal deposits	1,884	1,370
Property, plant and equipment	108,832	110,784
Right of use assets – leases	33,098	35,462
Intangible assets	1,187,678	1,138,811
TOTAL ASSETS	46,743,377	41,986,108
LIABILITIES
Financial liabilities measured at fair value through profit or loss	35,989	15,751
Derivative financial instruments	35,989	15,751
Financial liabilities measured at amortized cost	39,054,396	36,287,500
Third-party funds	32,518,418	29,974,830
Trade payables	5,813,723	5,497,113
Obligations to FIDC FGTS quota holders	722,255	815,557
Labor obligations	650,900	594,918
Taxes payable	511,084	826,498
Deferred tax liabilities	52,804	37,791
Lease liability	42,590	45,171
Provision for legal and administrative claims	271,025	254,723
Other liabilities	42,075	33,842
Total Liabilities	40,660,863	38,096,194
Equity	6,082,514	3,889,914
Share premium reserve	4,622,647	2,589,934
Treasury shares	(260)
Capital reserve	136,151	131,325
Fair value reserve	3,820	3,507
Retained earnings	1,301,206	1,148,018
Non-Controlling interests	18,950	17,130
TOTAL EQUITY AND LIABILITIES	R$ 46,743,377	R$ 41,986,108